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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:           March 31, 2002
                                                --------------------------------

Check here if Amendment [X]; Amendment Number:                 2
                                                --------------------------------

      This Amendment (Check only one.):   [X] is a restatement.
                                          [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:       Frank Russell Company
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Address:    909 A Street
            Tacoma, WA 98402
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Form 13F File Number:                     28-01190
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mary Beth Rhoden
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Title:      Assistant Secretary and Staff Counsel
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Phone:      (253) 573-4846
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/s/ Mary Beth Rhoden            Tacoma, WA               December 12, 2003
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[Signature]                    [City, State]                   [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

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                                                Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         52
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Form 13F Information Table Entry Total:      Not Applicable for this Amendment
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Form 13F Information Table Value Total:   $  Not Applicable for this Amendment
                                          --------------------------------------


THIS AMENDMENT IS FILED TO RESTATE FILE NUMBERS FOR CERTAIN OTHER INCLUDED MANAGERS.

NUMBER REFERENCES TO OTHER INCLUDED MANAGERS APPEARING IN THE INFORMATION TABLE AND NOT INCLUDED IN THE FOLLOWING LIST ARE ATTRIBUTABLE TO THE FILER, FRANK RUSSELL COMPANY.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.     Form 13F File Number                  Name
---     --------------------                  ----
 1          28-03344             Alliance Capital Management L.P.
 2          28-01488             Delphi Management, Inc.
 4          28-03706             Equinox Capital Management, LLC
 5          28-00620             Franklin Portfolio Associates, LLC
 6          28-06418             Genesis Asset Managers Limited
 7          28-03059             Jacobs Levy Equity Management, Inc.
 8          28-00694             J.P. Morgan Investment. Management Inc.
 9          28-03877             Fiduciary Trust Company International, Inc.
10          28-04968             MFS Institutional Advisors, Inc.
11          28-01054             Fidelity Management Trust Company
12          28-03426             Suffolk Capital Management, LLC
13          28-00399             State Street Global Advisors, Ltd.
14          28-04395             Baillie Gifford Overseas Limited
15          28-00096             Capital Guardian Trust Company (Capital Group, Inc.)
16          28-04323             Sirach Capital Management, Inc.
17          28-02633             Marvin & Palmer Associates, Inc.
18          28-03946             Barclays Global Fund Advisors
19          28-06538             AEW Management and Advisors, L.P.
20          28-04372             Westpeak Global Advisors, L.P.
21          28-00620             The Boston Company Asset Management LLC
22          28-00979             Alliance Capital Management L.P. through its Bernstein Investment Research and Management Unit
23          28-00541             Peachtree Asset Management
24          28-02762             Frank Russell Investment Management Company
26          28-01096             Frank Russell Trust Company
27          28-01515             Geewax Terker & Company
29          28-04189             Nicholas Applegate Capital Management
30          28-04731             Schroder Investment Management North America Limited
31          28-06677             TCW Investment Management Company
32          28-04731             Schroder Investment Management (Singapore) Limited
33          28-03946             Barclays Global Investors Canada Limited
34          28-00939             Fidelity International Limited
35          28-04457             Capital International, Inc.
36          28-06748             Marsico Capital Management, LLC
37          28-03344             Alliance Capital Australia Limited
38          28-07312             Security Capital Research & Management Incorporated
39          28-01202             Strong Capital Management, Inc
40          28-02924             Turner Investment Partners, Inc
41          28-05519             CapitalWorks Investment Partners, LLC
42          28-04207             Driehaus Capital Management, Inc
43          28-05015             Systematic Financial Management, L.P.
44          28-00663             David J. Greene and Company, LLC
45          28-02293             TimesSquare Capital Management, Inc.
46          28-03152             Cypress Capital Management, Ltd.
47          28-04007             Fuller & Thaler Asset Management, Inc.
48          28-06008             Iridian Asset Management LLC
49          28-00620             The Boston Company Asset Management LLC
50          28-03299             Fidelity Management & Research Company
51          28-04760             RREEF America L.L.C.
52          28-02204             BrandyWine Asset Management, LLC
53          28-10312             Goldman Sachs Asset Management, a Unit of the Investment Mgmt. Div. of Goldman, Sachs & Co.
54          28-05268             DePrince, Race & Zollo, Inc.
55          28-10120             AQR Capital Management, LLC